Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	255	680
Tax assets expected to be realized following the balance sheet date	255	680
Adjusted gross deferred tax assets allowed per limitation threshold	6,067	5,898
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	197	330
Admitted deferred tax assets	452	1,010
Change [Member]
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation		(425)
Tax assets expected to be realized following the balance sheet date		(425)
Adjusted gross deferred tax assets allowed per limitation threshold		169
Adjusted gross deferred tax assets offset by gross deferred tax liabilities		(133)
Admitted deferred tax assets		(558)
Ordinary [Member]
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	255	680
Tax assets expected to be realized following the balance sheet date	255	680
Adjusted gross deferred tax assets allowed per limitation threshold
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	197	330
Admitted deferred tax assets	452	1,010
Ordinary [Member] | Change [Member]
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation		(425)
Tax assets expected to be realized following the balance sheet date		(425)
Adjusted gross deferred tax assets allowed per limitation threshold
Adjusted gross deferred tax assets offset by gross deferred tax liabilities		(133)
Admitted deferred tax assets		(558)
Capital [Member]
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation
Tax assets expected to be realized following the balance sheet date
Adjusted gross deferred tax assets allowed per limitation threshold
Adjusted gross deferred tax assets offset by gross deferred tax liabilities
Admitted deferred tax assets
Capital [Member] | Change [Member]
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation
Tax assets expected to be realized following the balance sheet date
Adjusted gross deferred tax assets allowed per limitation threshold
Adjusted gross deferred tax assets offset by gross deferred tax liabilities
Admitted deferred tax assets